LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of use assets
Beginning balance	R$ 5,196,631	R$ 5,109,226
Additions and Updates to Right of Use Assets	744,226	813,909
Depreciation	(757,064)	(707,707)
Write-offs	(3,102)	(18,797)
Ending balance	5,180,691	5,196,631
Lands and farms
Right of use assets
Beginning balance	3,380,298	3,283,156
Additions and Updates to Right of Use Assets	506,373	496,236
Depreciation	(408,000)	(386,436)
Write-offs	(3,102)	(12,658)
Ending balance	3,475,569	3,380,298
Machines and equipment
Right of use assets
Beginning balance	184,813	112,553
Additions and Updates to Right of Use Assets	157,542	206,847
Depreciation	(167,312)	(134,587)
Write-offs
Ending balance	175,043	184,813
Buildings
Right of use assets
Beginning balance	127,432	85,756
Additions and Updates to Right of Use Assets	41,235	101,124
Depreciation	(54,275)	(59,448)
Write-offs
Ending balance	114,392	127,432
Ships and boats
Right of use assets
Beginning balance	1,498,228	1,623,118
Additions and Updates to Right of Use Assets
Depreciation	(124,890)	(124,890)
Write-offs
Ending balance	1,373,338	1,498,228
Vehicles
Right of use assets
Beginning balance	5,860	4,643
Additions and Updates to Right of Use Assets	39,076	9,702
Depreciation	(2,587)	(2,346)
Write-offs		(6,139)
Ending balance	R$ 42,349	R$ 5,860